Business Combinations (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about business combination [abstract]
Schedule of detailed information about business combinations
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition.

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$50,600	3
Customer relationships	56,900	2
Trade names	19,900	3
Total intangible assets subject to amortization	$127,400

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition.

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$34,600	5
Customer relationships	16,900	7
Backlog	1,400	3
Total intangible assets subject to amortization	$52,900
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition.

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$35,600	5
Customer relationships	48,600	10
Trade name	3,700	5
Total intangible assets subject to amortization	$87,900
The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,232
Trade receivables	1,933
Prepaid expenses and other current assets	513
Intangible assets	87,900
Goodwill	189,727
Trade and other payables	(1,533)
Deferred revenue	(1,217)
Deferred tax liabilities, net	(19,010)
Net assets acquired	$259,545
The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,193
Trade receivables	3,614
Prepaid expenses and other current assets	270
Intangible assets	52,900
Goodwill	101,184
Trade and other payables	(1,196)
Deferred revenue	(2,230)
Net assets acquired	$155,735
The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,019
Trade receivables	1,035
Prepaid expenses and other current assets	765
Deferred tax assets	17,074
Intangible assets	127,400
Goodwill	289,171
Trade and other payables	(3,532)
Deferred revenue	(2,165)
Deferred tax liabilities	(46,760)
Net assets acquired	$384,007